Accrued Liabilities (Details) - USD ($) $ in Millions	Mar. 31, 2017	Dec. 31, 2016
Accrued Liabilities, Current [Abstract]
Interest costs and related debt fees	$ 147	$ 205
Sabine Pass LNG terminal and related pipeline costs	275	211
Other accrued liabilities	4	2
Total accrued liabilities	$ 426	$ 418